LOANS RECEIVABLE - Summary of Loans receivable (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (2,512)	$ (1,881)		$ (3,364)
Net loans	278,237	260,684		240,511
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
One-to-four family residential	241,968	222,793		196,533
Multi-family residential	4,751	5,051		5,723
Commercial real estate	18,599	19,333		21,175
Construction and land development	14,800	14,873		22,226
Commercial business	593	632		814
Consumer	421	523		613
Total loans	281,132	263,205		247,084
Undisbursed portion of loans-in-process	(1,872)	(1,629)		(3,773)
Deferred loan costs	1,489	989		564
Allowance for loan losses	(2,512)	(1,881)	(3,050)	(3,364)	(3,151)
Net loans	$ 278,237	$ 260,684		$ 240,511